SCHEDULES OF CONCENTRATION OF RISK (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage			13.10%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		25.60%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		20.30%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.40%